Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (7,169)	$ (3,834)	$ (24,541)	$ (14,691)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	166	191	622	607
Stock-based compensation expense	98	84	377	329
Write down of inventories			341
Accretion of interest expense	158		106
Warrant revaluation		(1,765)	2,421	171
Changes in operating assets and liabilities:
Accounts receivable	251	(404)	(438)	(23)
Due from related party	(125)		125	130
Prepaid expenses and other current assets	41	39	(80)	134
Deferred inventory costs	102		(102)
Inventories	(213)	242	257	(2,313)
Deposits and other assets	48		24	89
Accounts payable	449	1,023	1,640	(151)
Accrued expenses and other liabilities	59	244	(56)	480
Deferred revenue	(223)	71	733	(65)
Net cash used in operating activities	(6,358)	(4,109)	(18,571)	(15,303)
Investing activities
Purchase of property and equipment	(103)	(21)	(122)	(378)
Net cash used in investing activities	(103)	(21)	(122)	(378)
Financing activities
Proceeds from the issuance of common stock, net			27,487	(10)
Payments of financing costs from issuance of long-term debt and warrants	(50)		(160)
Proceeds from issuance of long-term debt and warrants, net of deferred financing costs and discounts of $160			9,890
Other			(3)
Net cash provided by (used in) financing activities	(50)		37,374	(10)
Net decrease in cash and cash equivalents	(6,511)	(4,130)	18,681	(15,691)
Cash and cash equivalents at beginning of period	28,526	9,845	9,845	25,536
Cash and cash equivalents at end of period	22,015	5,715	28,526	9,845
Supplemental Disclosure of Cash Flow Information:
Transfer from inventories to property and equipment in the field	92	161	347	588
Reclassification of warrant liability to stockholders' equity			5,803
Deferred public offering costs in accounts payable and accrued expenses	41
Financing costs included in accounts payable			50
Interest paid	$ 225		$ 266